Cover	Nov. 07, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2022
Entity Registrant Name	Palantir Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39540
Entity Tax Identification Number	68-0551851
Entity Address, Address Line One	1200 17th Street, Floor 15
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	358-3679
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	PLTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001321655
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	1200 17th Street, Floor 15
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
Former Address
Cover [Abstract]
Entity Address, Address Line One	1555 Blake Street, Suite 250
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
Entity Addresses [Line Items]
Entity Address, Address Line One	1555 Blake Street, Suite 250
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202